Schedule of Investments (unaudited) May 31, 2019	iShares® MSCI Taiwan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 0.5%
China Airlines Ltd.	23,841,761	$7,345,789
Eva Airways Corp.	17,660,893	8,407,954

		15,753,743

Auto Components — 0.5%
Cheng Shin Rubber Industry Co. Ltd.(a)	12,362,670	15,681,868

Banks — 14.0%
Chang Hwa Commercial Bank Ltd.	34,028,761	21,474,853
China Development Financial Holding Corp.(a)	78,587,508	23,119,457
CTBC Financial Holding Co. Ltd.	98,013,325	64,954,659
E.Sun Financial Holding Co. Ltd.	54,746,217	47,451,051
First Financial Holding Co. Ltd.	55,427,132	39,625,249
Hua Nan Financial Holdings Co. Ltd.	45,300,529	30,021,228
Mega Financial Holding Co. Ltd.(a)	59,161,271	58,015,007
Shanghai Commercial & Savings Bank Ltd. (The)	16,347,000	30,043,834
SinoPac Financial Holdings Co. Ltd.	64,459,724	24,978,462
Taishin Financial Holding Co. Ltd.(a)	56,512,592	25,206,091
Taiwan Business Bank	30,022,524	12,298,669
Taiwan Cooperative Financial Holding Co. Ltd.	50,331,554	32,718,495

		409,907,055

Biotechnology — 0.2%
TaiMed Biologics Inc.(a)(b)	1,475,000	6,485,567

Capital Markets — 1.1%
Yuanta Financial Holding Co. Ltd.	56,512,248	31,730,879

Chemicals — 7.3%
Formosa Chemicals & Fibre Corp.	18,543,610	63,058,539
Formosa Plastics Corp.	23,841,518	83,336,900
Nan Ya Plastics Corp.(a)	27,373,938	67,974,824

		214,370,263

Construction Materials — 1.9%
Asia Cement Corp.	14,128,136	20,155,917
Taiwan Cement Corp.	26,490,554	35,949,222

		56,105,139

Diversified Financial Services — 0.9%
Chailease Holding Co. Ltd.	7,064,955	26,036,133

Diversified Telecommunication Services — 2.5%
Chunghwa Telecom Co. Ltd.	20,309,648	72,276,327

Electrical Equipment — 0.0%
Ya Hsin Industrial Co. Ltd.(b)(c)	6,845,461	2

Electronic Equipment, Instruments & Components — 12.9%
AU Optronics Corp.(a)	49,450,830	14,547,812
Delta Electronics Inc.(a)	11,566,180	52,136,992
Foxconn Technology Co. Ltd.	6,181,499	12,025,692
Hon Hai Precision Industry Co. Ltd.	68,874,002	161,005,575
Innolux Corp.(a)	55,629,873	13,180,474
Largan Precision Co. Ltd.	542,794	64,731,779
Pacific Electric Wire & Cable Co. Ltd.(b)(c)	197	—
Synnex Technology International Corp.	9,713,364	11,752,825
Walsin Technology Corp.(a)	2,196,000	11,045,125
WPG Holdings Ltd.	10,608,604	13,255,512
Yageo Corp.(a)	1,766,125	14,581,530
Zhen Ding Technology Holding Ltd.	3,532,072	10,346,220

		378,609,536

Security	Shares	Value

Food & Staples Retailing — 1.1%
President Chain Store Corp.	3,532,215	$33,632,162

Food Products — 2.5%
Standard Foods Corp.	3,532,056	6,770,822
Uni-President Enterprises Corp.	25,607,189	65,855,736

		72,626,558

Household Durables — 0.6%
Nien Made Enterprise Co. Ltd.	1,306,000	9,522,594
Tatung Co. Ltd.(a)(b)	13,245,000	9,112,811

		18,635,405

Industrial Conglomerates — 0.7%
Far Eastern New Century Corp.	19,426,843	20,156,598

Insurance — 4.6%
Cathay Financial Holding Co. Ltd.(a)	44,150,483	56,981,881
China Life Insurance Co. Ltd./Taiwan	16,777,605	12,949,737
Fubon Financial Holding Co. Ltd.(a)	36,203,515	49,531,104
Shin Kong Financial Holding Co. Ltd.(a)	59,161,929	16,431,530

		135,894,252

Leisure Products — 0.6%
Giant Manufacturing Co. Ltd.	2,649,590	18,816,384

Machinery — 0.7%
Airtac International Group(a)	883,000	9,105,829
Hiwin Technologies Corp.(a)	1,570,796	11,850,845

		20,956,674

Marine — 0.3%
Evergreen Marine Corp. Taiwan Ltd.	19,691,136	7,536,979

Metals & Mining — 1.8%
China Steel Corp.(a)	68,874,977	52,943,043

Oil, Gas & Consumable Fuels — 0.9%
Formosa Petrochemical Corp.(a)	7,064,950	25,924,372

Real Estate Management & Development — 0.6%
Highwealth Construction Corp.	6,181,790	9,542,787
Ruentex Development Co. Ltd.	5,298,076	6,854,608

		16,397,395

Semiconductors & Semiconductor Equipment — 30.7%
ASE Technology Holding Co. Ltd.	19,426,432	36,748,142
Globalwafers Co. Ltd.(a)	1,428,000	13,777,461
MediaTek Inc.	8,205,175	80,721,532
Nanya Technology Corp.(a)	7,064,000	13,764,884
Novatek Microelectronics Corp.	3,532,544	18,717,315
Phison Electronics Corp.	1,030,698	9,324,781
Powertech Technology Inc.	5,298,036	12,452,165
Realtek Semiconductor Corp.	2,847,063	18,012,261
Taiwan Semiconductor Manufacturing Co. Ltd.	84,768,882	631,492,976
United Microelectronics Corp.	68,874,501	28,105,372
Vanguard International Semiconductor Corp.(a)	6,181,000	11,790,093
Win Semiconductors Corp.(a)	2,835,000	15,649,110
Winbond Electronics Corp.(a)	22,075,000	9,950,771

		900,506,863

Specialty Retail — 1.0%
Hotai Motor Co. Ltd.(a)	1,766,000	28,267,173

Technology Hardware, Storage & Peripherals — 7.3%
Acer Inc.(a)	20,309,737	12,238,845
Advantech Co. Ltd.	2,381,614	19,964,499
Asustek Computer Inc.(a)	4,158,857	28,547,947

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI Taiwan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
Catcher Technology Co. Ltd.(a)	3,709,743	$22,531,298
Chicony Electronics Co. Ltd.	4,462,405	10,572,847
Compal Electronics Inc.	27,373,554	17,015,115
Inventec Corp.	16,777,868	12,631,499
Lite-On Technology Corp.	13,245,071	18,896,092
Micro-Star International Co. Ltd.	4,415,000	11,535,911
Pegatron Corp.(a)	11,479,037	18,700,527
Quanta Computer Inc.	15,894,240	29,613,942
Wistron Corp.	17,660,921	12,570,050

		214,818,572

Textiles, Apparel & Luxury Goods — 2.2%
Eclat Textile Co. Ltd.(a)	1,275,601	16,564,150
Feng TAY Enterprise Co. Ltd.	2,649,476	20,030,835
Formosa Taffeta Co. Ltd.	7,064,515	8,693,069
Pou Chen Corp.	13,245,103	15,020,544
Ruentex Industries Ltd.	2,649,157	5,799,024

		66,107,622

Transportation Infrastructure — 0.6%
Taiwan High Speed Rail Corp.	13,245,000	18,225,623

Wireless Telecommunication Services — 1.9%
Far EasTone Telecommunications Co. Ltd.	9,713,259	24,119,916
Taiwan Mobile Co. Ltd.	8,830,609	32,962,020

		57,081,936

Total Common Stocks — 99.9% (Cost: $1,479,870,729)		2,935,484,123

Security	Shares	Value

Short-Term Investments

Money Market Funds — 3.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.53%(d)(e)(f)	109,978,489	$110,022,481
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(d)(e)	3,948,754	3,948,754

		113,971,235

Total Short-Term Investments — 3.9% (Cost: $113,928,356)		113,971,235

Total Investments in Securities — 103.8% (Cost: $1,593,799,085)		3,049,455,358

Other Assets, Less Liabilities — (3.8)%		(112,509,702)

Net Assets — 100.0%		$2,936,945,656

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended May 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 05/31/19	Value at 05/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	146,508,163	(36,529,674)	109,978,489	$110,022,481	$3,136,390	(a)	$330	$2,695
BlackRock Cash Funds: Treasury, SL Agency Shares	33,708,447	(29,759,693)	3,948,754	3,948,754	120,237		—	—

				$113,971,235	$3,256,627		$330	$2,695

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI Taiwan Index	4	06/27/19	$152	$2,348

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI Taiwan ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$2,935,484,121	$—	$2	$2,935,484,123
Money Market Funds	113,971,235	—	—	113,971,235

	$3,049,455,356	$—	$2	$3,049,455,358

Derivative financial instruments(a)
Assets
Futures Contracts	$2,348	$—	$—	$2,348

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

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